Fees Summary	Jul. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,069,550,000.00
Total Fee Amount	285,804.86
Total Offset Amount	0.00
Net Fee	$ 285,804.86
Offering Table N/A
Offset Table N/A	N/A